SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of cash, cash equivalents and restricted cash

	As of December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)

Cash, cash equivalents at end of the year	866,113	1,060,969	20,915	3,032
Restricted cash at end of the year	56,269	35,702	28,041	4,066
Total	922,382	1,096,671	48,956	7,098

Schedule of estimated useful lives of property and equipment

Category	Estimated useful lives
Warehouse cabinet and equipment	2-5 years
Office furniture and electronic equipment	3-5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of identifiable intangible assets
Category	Estimated useful lives
Software and others	3-10 years
Others	4-5 years

Schedule of disaggregation of the group's revenue

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Sales of products (formerly known as Sales of products through online platforms)	5,999,675	6,786,056	2,645,775	383,601
Other revenues	130,762	165,479	115,529	16,750
Total net revenues	6,130,437	6,951,535	2,761,304	400,351